Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2018
Other Payables and Accruals
Schedule of other payables and accruals

	As of December 31,
	2017	2018
Unearned revenue	25,236	24,080
Accrued legal and professional fees	597	679
Accrued crew costs	2,409	1,922
Accrued off-hire	1,659	3,108
Accrued payable to charterers	539	610
Accrued purchases	1,893	10,336
Accrued interest	13,273	14,332
Accrued board of directors fees	188	198
Accrued cash distributions	179	277
Other payables and accruals	918	2,232

Total	46,891	57,774